Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of group's operating segment
Total net revenue	$ 98,958	$ 128,420	$ 122,233
Consolidated [Member]
Schedule of group's operating segment
Total net revenue	98,958	128,420	122,233
PRC [Member]
Schedule of group's operating segment
Total net revenue	1,701	4,282	17,687
United States [Member]
Schedule of group's operating segment
Total net revenue	21,746	15,663	23,312
India [Member]
Schedule of group's operating segment
Total net revenue	69,646	96,550	70,421
Rest of the world [Member]
Schedule of group's operating segment
Total net revenue	$ 5,865	$ 11,925	$ 10,813